Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Non-current assets:
Property and equipment, net	$ 3,720,807	$ 2,904,413
Right-of-use asset, net	322,332	177,429
Intangible assets, net	9,325	65,396
Other financial assets	393,019
Deferred offering cost	449,110	116,022
Total non-current assets	4,894,593	3,263,260
Current assets:
Trade and other receivables	3,825,146	3,485,364
Amount due from related parties	553,184	844,982
Cash and cash equivalents	1,000,284	956,975
Total current assets	5,378,614	5,287,321
Total assets	10,273,207	8,550,581
Equity
Share capital	209	1
Merger reserves	2,336,848	2,336,848
Other reserves	83,085,159	50,739
(Accumulated deficit)/Retained earnings	(83,313,648)	177,649
Equity attributable to equity holders of the parent company	2,108,568	2,565,237
Non-controlling interests	151,629	137,339
Total equity	2,260,197	2,702,576
Non-current liabilities:
Lease liabilities, net of current portion	170,724	90,082
Long-term debt	2,906,113	2,109,538
Deferred tax liabilities	182,096	133,488
Other financial liabilities	173,551
Total non-current liabilities	3,432,484	2,333,108
Current liabilities:
Trade and other payables	1,091,188	1,186,334
Amount due to related parties	216,940	405,632
Tax payable	60,282
Lease liabilities	89,438	59,821
Current maturities of long-term debt	3,122,678	1,863,110
Total current liabilities	4,580,526	3,514,897
Total liabilities	8,013,010	5,848,005
Total equity and liabilities	$ 10,273,207	$ 8,550,581